PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2011
Property Plant and Equipment

	December 31, 2010	December 31, 2011
Buildings	644,187	815,713
Plant and machinery	1,877,841	2,445,506
Furniture, fixtures and office equipment	21,293	31,358
Motor vehicles	6,616	8,066

	2,549,937	3,300,643
Less: accumulated depreciation	(280,166)	(523,539)
Construction in progress	723,442	1,095,257

	2,993,213	3,872,361